Fees Summary	Sep. 16, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,839,000
Previously Paid Amount	0
Total Fee Amount	566.64
Total Offset Amount	0
Net Fee	$ 566.64